Retirement Plan (Details 3)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Periodic Pension Cost [Line Items]
Discount rate	2.25%	1.75%	2.00%
Rate of increase in compensation levels	5.00%	4.00%	5.00%
Expected long-term rate of return on pension assets	2.00%	1.75%	2.00%